Net Income (Loss) per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Income Loss Per Share Abstract
Net income (loss) used in computing basic net income (loss) per share of Common Stock attributable to common stockholders	$ 6,487	$ (153,098)	$ (552,069)	$ (516,505)
Less: Dilutive impact of SPA Warrants	(11,897)
Less: Dilutive impact of conversion of SPA notes and settlement of make-whole provisions	(59,331)
Net loss used in computing diluted net loss per share of Common Stock attributable to common stockholders	$ (64,741)	$ (153,098)
Weighted average shares used in computing net income per share of common stock, basic	657,565,442	322,211,392
Add: Shares issuable upon exercise of SPA Warrants	19,121,103
Add: Shares issuable upon conversion of SPA notes and settlement of make-whole provisions	311,952,117
Weighted average shares used in computing net loss per share of common stock, diluted	988,638,662	322,211,392